Long-Term Investment - Additional Information (Detail) $ in Thousands		12 Months Ended
	Mar. 27, 2015	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 HKD
Percentage of issued capital	45.00%
Long-term investment		¥ 179,960,000	¥ 167,560,000	$ 25,920	HKD 200,000,000
Impairment loss		0	0
Million Cube [Member]
Acquired Interest Percentage	40.00%
Paragon [Sub-Member]
Acquired Interest Percentage	18.00%
Impairment loss		¥ 0	¥ 0